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NORTH CAROLINA                           600 FIFTH AVENUE, NEW YORK, N.Y. 10020
DAILY MUNICIPAL                                                    212/830-5200
INCOME FUND, INC.

===============================================================================


Dear Shareholder:



We are pleased to present the annual report of North Carolina Daily Municipal Income Fund, Inc. for the year ended August 31, 1997.


The Fund had net assets of $197,353,043 and 3,083 active shareholders as of August 31, 1997. Dividends earned on a share held throughout the period were $.028 which, when adjusted for the compounding effect of the reinvestment of dividends, represents a 2.82% yield on an annual basis.


We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,

\S\Steven W. Duff


Steven W. Duff
President


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
AUGUST 31, 1997
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ------------------
      Face                                                                      Maturity                 Value             Standard
    Amount                                                                       Date         Yield    (Note 1)    Moody's & Poor's
    ------                                                                       ----         -----     ------    -------    ------

Other Tax Exempt Investments (15.01%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,700,000   Cabarrus County, NC GO Bond (b)
              MBIA Insured                                                       02/01/98     3.48%    $ 1,711,086
    545,000   Charlotte, NC Water and Sewer
              Pre-Refunded In Government Securities                              10/01/97     3.43         546,361    Aaa       AAA
  1,920,000   City of Thomasville, NC Combined Enterprise System Revenue BAN     12/01/97     3.70       1,920,000    MIG-1
  2,000,000   County of Johnson, NC COPS
              (Johnson County Schools Judicial Annex & Healthcare Proj.) - Series 96
              MBIA Insured                                                       09/01/97     3.84       2,000,000    Aaa       AAA
  6,300,000   Cumberland County, NC BAN (b)
              MBIA Insured                                                       10/01/97     3.49       6,300,482
  4,650,000   Duplin County, NC County Water District Water BAN (b)
              FHA Insured                                                        02/25/98     3.63       4,651,502
  1,900,000   East Craven Water and Sewer District Water BAN (b)
              FHA Insured                                                        05/13/98     3.66       1,900,756
  2,250,000   Hertford County, NC Northern Rural Water District BAN (b)          10/29/97     3.49       2,250,513
  2,831,000   Lee County, NC Water and Sewer District #1 Water BAN (b)
              FHA Insured                                                        05/20/98     3.65       2,831,566
    430,000   North Carolina Medical Care Commission Hospital RB
              (Wilson Memorial Hospital Project)
              AMBAC Insured                                                      11/01/97     3.40         430,000    Aaa       AAA
    435,000   North Carolina Medical Care Hospital RB
              (Presbyterian Hospital Project)
              Escrowed In U.S. Government Securities                             10/01/97     3.60         435,923    Aaa       AAA
  2,136,500   Scotland County, NC Water District 1 BAN (b)                       11/05/97     3.31       2,137,962
  2,500,000   Town of Hillsborough, NC GO Water Anticipation Notes (b)           02/25/98     3.62       2,500,802
-----------                                                                                             -----------
 29,597,500   Total Other Tax Exempt Investments                                                        29,616,953
-----------                                                                                             -----------


Other Variable Rate Demand Instruments (c) (66.29%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Alamance County, NC (SCI Manufacturing)
              LOC PNC Bank, N.A.                                                 04/01/15     3.80%    $ 2,000,000    P1
  3,000,000   Beaufort, NC PCRB (Texas Gulf Inc.) - Series 1985
              LOC Societe Generale                                               12/01/00     3.45       3,000,000    Aaa
  2,000,000   Burke County, NC PCFA (Jobs Project)
              LOC Wachovia Bank & Trust Co., N.A.                                06/01/02     3.50       2,000,000              A1+
  3,500,000   Charlotte Mecklenburg Hospital Authority Health Care RB - Series B 01/15/26     3.20       3,500,000    VMIG-1    A1

-------------------------------------------------------------------------------
                        See Notes to Financial Statements

-------------------------------------------------------------------------------



===============================================================================


                                                                                                                     Ratings (a)
                                                                                                                 ------------------
      Face                                                                      Maturity                 Value             Standard
    Amount                                                                       Date         Yield    (Note 1)    Moody's & Poor's
    ------                                                                       ----         -----     ------    -------    ------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Charlotte Mecklenburg Hospital Authority Health Care RB - Series D 01/15/26     3.25%    $ 2,000,000   VMIG-1     A1
  6,805,000   Charlotte, NC Airport RB
              MBIA Insured                                                       07/01/16     3.25       6,805,000   VMIG-1     A1
  1,100,000   City of Ashville, NC
              LOC Wachovia Bank & Trust Co., N.A.                                07/01/03     3.25       1,100,000   VMIG-1     A1+
    880,000   Durham County, NC Public Improvement GO Bonds
              LOC Sumitomo Bank, Ltd.                                            05/01/07     3.20         880,000   VMIG-1     A1
  2,200,000   Durham, NC Public Improvement                                      02/01/10     3.30       2,200,000   VMIG-1     A1+
    900,000   Durham, NC Water & Sewer Utility System
              LOC Wachovia Bank & Trust Co., N.A.                                12/01/15     3.35         900,000   VMIG-1     A1+
  3,700,000   East Carolina University, NC University RB
              (Dowdy-Ficklen Stadium Project)
              LOC Wachovia Bank & Trust Co., N.A.                                05/01/17     3.25       3,700,000   VMIG-1
    160,000   Gaston County, NC PCFA (Keystone Carbon Company)
              LOC Mellon Bank, N.A.                                              09/01/00     3.55         160,000   P1         A1
  5,000,000   Granville County, NC Industrial Facilities PCFA (b)
              (Mayville Metal Product Project)
              LOC Toronto-Dominion Bank                                          05/23/20     3.60       5,000,000
    650,000   Greensboro, NC Public Improvement - Series B                       04/01/10     3.30         650,000   VMIG-1     A1+
  1,500,000   Guilford County, NC (Bonset America)
              LOC Dai-Ichi Kangyo Bank, Ltd. & Industrial Bank of Japan          05/01/09     3.75       1,500,000              A1
    900,000   Halifax County, NC Industrial Facilities PCFA (Westmoreland) (b)
              LOC Credit Suisse                                                  12/01/19     3.85         900,000
  3,000,000   Harnett County, NC Industrial Facilities PCFA IDRB (b)
              (Edwards Brothers Inc. Project)
              LOC Wachovia Bank & Trust Co., N.A.                                01/01/07     3.50       3,000,000
  1,200,000   Iredell County, NC (Jet Corr Inc.) (b)
              LOC National Bank of Canada                                        09/01/99     3.55       1,200,000
  1,100,000   Iredell County, NC Industrial Facilities PCFA RB (Purina Mills Inc.)
              LOC Bank of Nova Scotia                                            07/01/20     3.45       1,100,000              A1+
  1,000,000   Johnson County, NC Industrial Facilities & Pollution Control IDRB (b)
              LOC PNC Bank, N.A.                                                 03/01/11     3.60       1,000,000
  3,800,000   Lenoir County, NC Industrial Facilities (b)
              (West Co. of Nebraska Inc.) - Series 1985
              LOC Dresdner Bank A.G.                                             10/01/05     3.45      3,800,000


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1997

===============================================================================


                                                                                                                     Ratings (a)
                                                                                                                 ------------------
      Face                                                                      Maturity                 Value             Standard
    Amount                                                                       Date         Yield    (Note 1)    Moody's & Poor's
    ------                                                                       ----         -----     ------    -------    ------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,300,000   Lincoln County, NC Industrial Facilities PCFA RB (General Marble)
              LOC National Bank of Canada                                        09/01/00     3.55%    $ 1,300,000   P1         A1
  1,000,000   Mecklenberg County, NC Industrial Facilities & PCFA (b)
              (EDG Comb Metals)
              LOC BNP US Finance Corp                                            12/01/09     3.35       1,000,000
  1,500,000   Mecklenburg County, NC (Otto Industry)
              LOC Rabobank Nederland                                             10/01/08     3.55       1,500,000   P1
  2,000,000   Mecklenburg County, NC IDRB (Virkler Company) (b)
              LOC First Union National Bank                                      12/01/04     3.60       2,000,000
  1,500,000   Mecklenburg County, NC Idustrial Facilities & PCFA
              (Griffith Micro Science Project)
              LOC ABN AMRO Bank N.V.                                             11/01/07     3.45       1,500,000              A1+
  2,000,000   Moore County, NC (Perdue Farm Project)
              LOC Rabobank Nederland                                             06/01/10     3.30       2,000,000   P1         A1+
  7,000,000   NC Medical Care Commission Retirement Community RB - Series B
              LOC LaSalle National Bank                                          11/15/09     3.38       7,000,000              A1+
  1,500,000   NC Medical Care Community Hospital
              (Pooled Equipment Financing Project) - Series 1985
              MBIA Insured                                                       12/01/25     3.25       1,500,000   VMIG-1     A1+
  3,000,000   NC Medical Care Community Hospital
              (Pooled Equipment Financing Project) - Series 1985
              MBIA Insured                                                       12/01/25     3.55       3,000,000   VMIG-1     A1+
  2,800,000   North Carolina Education Facilities (Davidson College Project) (b) 12/01/04     3.40       2,800,000
  2,525,000   North Carolina Education Facilities Finance Agency RB
              (Wake Forest University Project)                                   01/01/09     3.30       2,525,000   VMIG-1
  5,000,000   North Carolina Educational Facilities Agency RB (Elon College)
              LOC Nations Bank                                                   01/01/19     3.25       5,000,000   VMIG-1     A1+
  1,000,000   North Carolina Educational Facilities Finance Agency RB
              (Gardner Webb University)
              LOC First Union National Bank                                      07/01/17     3.20       1,000,000              A1
  3,900,000   North Carolina Medical Care Commission (Carol Woods)
              LOC Bank of Scotland                                               04/01/21     3.70       3,900,000   VMIG-1     A1+
  1,400,000   North Carolina Medical Care Commission - Series 1991B
              LOC First Union National Bank                                      10/01/13     3.70       1,400,000   VMIG-1
  2,150,000   North Carolina Medical Care Commission HRB
              (Duke University Project) - Series A                               06/01/23     3.30       2,150,000   VMIG-1     A1+

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ------------------
      Face                                                                      Maturity                 Value             Standard
    Amount                                                                       Date         Yield    (Note 1)    Moody's & Poor's
    ------                                                                       ----         -----     ------    -------    ------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   North Carolina Medical Care Commission HRB
              (NC Baptist Hospital Project) - Series 1992B                       06/01/22     3.35%    $ 3,000,000   VMIG-1     A1+
  3,100,000   North Carolina Medical Care Commission VRD HRB
              (Park Ridge Hospital Project)
              LOC Nations Bank                                                   08/15/18     3.38       3,100,000              A1
    900,000   Pasquotank County, NC Ind. Fac. PCFA IDRB (b)
              (J.W. Jones Lumber Co., Inc. Proj) - Series 95
              LOC Wachovia Bank & Trust Co., N.A.                                10/01/10     3.50         900,000
  3,100,000   Person County, NC PCRB
              (Carolina Power and Light Solid Waste Disposal) - Series 1986
              LOC Fuji Bank, Ltd.                                                11/01/16     3.95       3,100,000   VMIG-1
    800,000   Piedmont Triad, NC Airport Authority
              (The Cessna Aircraft Company)
              LOC Nations Bank                                                   09/01/12     3.55         800,000              A1
  7,500,000   Raleigh-Durham, NC Airport Authority Special Facilities Refunding RB
              (American Airlines Inc.) - Series 1995A
              LOC Royal Bank of Canada                                           11/01/15     3.75       7,500,000              A1+
    800,000   Raleigh-Durham, NC Airport Authority Special Facilities Refunding RB
              (American Airlines Inc.) - Series 1995A
              LOC Royal Bank of Canada                                           11/01/05     3.75         800,000              A1+
    700,000   Randolph County, NC Industrial Facilities & PCFA (b)
              LOC Bank One Ohio                                                  09/01/05     3.60         700,000
  1,000,000   Samson County, NC Industrial Facilities & PCFA (b)
              (DuBose Strapping)
              FHA Insured                                                        07/01/07     3.45       1,000,000
    750,000   Samson County, NC PCFA (Dubose Strapping)
              LOC First Union National Bank                                      02/01/99     3.60         750,000   P1
  6,400,000   University of North Carolina
              Chapel Hill School of Medicine Ambulatory Care Clinic              07/01/12     3.20       6,400,000              A1+
  1,000,000   University of North Carolina, University School of Dentistry Clinic RB (b)
              LOC Wachovia Bank & Trust Co., N.A.                                09/01/10     3.40       1,000,000
 10,600,000   Wake County, NC Industrial Facilities PCFA
              (Carolina Power and Light) - Series A
              LOC Credit Suisse                                                  05/01/15     3.30      10,600,000   P1         A1+
  2,200,000   Warren County, NC Industrial Facilities
              (Glen Raven Mills Project) (b)
              LOC Wachovia Bank & Trust Co., N.A.                                05/01/06     3.50       2,200,000

-------------------------------------------------------------------------------
                       See Notes to Financial Statements

-------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1997

===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ------------------
      Face                                                                      Maturity                 Value             Standard
    Amount                                                                       Date         Yield    (Note 1)    Moody's & Poor's
    ------                                                                       ----         -----     ------    -------    ------
Other Variable Rate Demand Instruments (c) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,515,000   Winston-Salem, NC COPS - Series 1988                               07/01/09     3.30%    $ 2,515,000              A1+
    500,000   Winston-Salem, NC GO Bond                                          06/01/07     3.40         500,000   VMIG-1     A1+
-----------                                                                                            -----------
130,835,000   Total Other Variable Rate Demand Instruments                                             130,835,000
-----------                                                                                            -----------

Put Bonds (d) (3.68%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,265,000   North Carolina Industrial Facilities PCFA (GVK America Inc.)
              LOC Union Bank of Switzerland                                      12/01/97     3.80%    $ 2,265,000              AAA
    800,000   North Carolina Industrial Facilities PCFA RB
              (Greer Labs Incorporated Project)
              LOC First Union National Bank                                      12/01/97     4.00         800,000              A+
  2,700,000   Puerto Rico Industrial Medical & Environmental PCFA RB
              (Merck & Co. Inc. Proj.) - Series 83A                              12/01/97     4.00       2,700,000   Aaa        AAA
  1,500,000   Puerto Rico Industrial Medical & Environmental PCFA RB
              (Reynolds Metals Corporation)
              LOC ABN AMRO N.V.                                                  09/01/97     3.80       1,500,000   VMIG-1     A1+
-----------                                                                                            -----------
  7,265,000   Total Put Bonds                                                                            7,265,000
 ----------                                                                                            -----------

Revenue Bond (1.52%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Puerto Rico Industrial Medical & Environmental PCFA RB
              (Abbott Laboratories) - Series 83A                                 03/01/98     3.75%    $ 3,000,000   Aa1        AAA
-----------                                                                                            -----------
  3,000,000   Total Revenue Bond                                                                         3,000,000
-----------                                                                                            -----------

Tax Exempt Commercial Paper (15.91%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,275,000   City of Winston, NC (Summit Garden Apartment Project) - Series 1989
              FHA Insured                                                        09/10/97     3.75%    $ 1,275,000              A1+
  5,000,000   North Carolina Eastern Municipal Power - Series B
              LOC Morgan Guaranty & Union Bank of Switzerland                    10/09/97     3.80       5,000,000              A1+
  1,000,000   North Carolina Eastern Municipal Power Agency
              LOC Canadian Imperial Bank of Commerce                             11/19/97     3.75       1,000,000   P1         A1+
  5,315,000   North Carolina Municipal Electric (Catawba)
              LOC Morgan Guaranty & Union Bank of Switzerland                    09/11/97     3.75       5,315,000   P1         A1+
  9,500,000   North Carolina Municipal Electric (Catawba)
              LOC Morgan Guaranty & Union Bank of Switzerland                    10/07/97     3.55       9,500,000   P1         A1+
    700,000   North Carolina Municipal Electric (Catawba)
              LOC Morgan Guaranty & Union Bank of Switzerland                    11/18/97     3.65         700,000   P1         A1+
  2,600,000   North Carolina Municipal Electric (Catawba)
              LOC Morgan Guaranty & Union Bank of Switzerland                    11/18/97     3.70       2,600,000   P1         A1+

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                 ------------------
      Face                                                                      Maturity                 Value             Standard
    Amount                                                                       Date         Yield    (Note 1)    Moody's & Poor's
    ------                                                                       ----         -----     ------    -------    ------
Tax Exempt Commercial Paper (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   North Carolina Municipal Power Agency #1 (Catawba Project)
              LOC Morgan Guaranty & Union Bank of Switzerland                    11/18/97     3.75%    $ 1,000,000   P1         A1+
  2,000,000   North Carolina Municipal Power Agency #1 (Catawba Project)         11/20/97     3.60       2,000,000   P1         A1+
              LOC Morgan Guaranty & Union Bank Of Switzerland
  3,000,000   Puerto Rico Government Development Bank                            10/08/97     3.65       3,000,000              A1+
-----------                                                                                            -----------
 31,390,000   Total Tax Exempt Commercial Paper                                                         31,390,000
-----------                                                                                            -----------
              Total Investments (102.41%) (Cost $202,106,953+)                                         202,106,953
              Liabilities in Excess of Cash and Other Assets (-2.41%)                                  ( 4,753,910)
                                                                                                       -----------
              Net Assets (100.00%), 197,354,351 Shares Outstanding - Class A (Note 3)                 $197,353,043
                                                                                                      ============
              Net Asset Value, offering and redemption price per share                                $       1.00
                                                                                                      ============


             +    Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:
(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)   The maturity date indicated is the next put date.


KEY:
     BAN       =    Bond Anticipation Note                    LOC       =    Letter of Credit
     COPS      =    Certificate of Participations             MBIA      =    Municipal Bond Insurance Association
     FHA       =    Federal Housing Administration            PCFA      =    Pollution Control Finance Authority
     GO        =    General Obligation                        PCRB      =    Pollution Control Revenue Bond
     HRB       =    Hospital Revenue Bond                     RB        =    Revenue Bond
     IDRB      =    Industrial Development Revenue Bond

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1997

===============================================================================

INVESTMENT INCOME

Income:
    Interest....................................................................     $  6,929,984
                                                                                     ------------

Expenses: (Note 2)
    Investment management fee...................................................          773,593
    Shareholder servicing fee...................................................          483,495
    Administration fee..........................................................          406,136
    Custodian expenses..........................................................           20,763
    Shareholder servicing and related shareholder expenses......................          116,978
    Legal, compliance and filing fees...........................................           29,582
    Audit and accounting........................................................           56,447
    Directors' fees.............................................................            6,376
    Other.......................................................................           10,271
                                                                                     ------------
        Total expenses..........................................................        1,903,641
        Less: Fees waived (Note 2)..............................................     (    356,429)
               Expenses paid indirectly (Note 2)................................     (         29)
                                                                                     ------------
        Net expenses............................................................        1,547,183
                                                                                     ------------
Net investment income...........................................................        5,382,801
                                                                                     ------------
REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.........................................               16
                                                                                     ------------
Increase in net assets from operations..........................................     $  5,382,817
                                                                                     ============

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED AUGUST 31, 1997 AND 1996

===============================================================================

                                                                                 1997                     1996
                                                                           ---------------         ----------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income..........................................        $     5,382,801         $      5,202,678
    Net realized gain on investments...............................                     16                    3,417
                                                                           ---------------         ----------------

Increase in net assets from operations.............................              5,382,817                5,206,095


Dividends to shareholders from net investment income:

    Class A........................................................        (     5,382,801)*        (     5,202,678)*
Capital share transactions (Note 3):
    Class A........................................................             24,967,548                8,126,540
                                                                           ----------------         ---------------
      Total increase...............................................             24,967,564                8,129,957

Net assets:
    Beginning of year..............................................            172,385,479              164,255,522
                                                                           ---------------         ----------------
    End of year....................................................        $   197,353,043         $    172,385,479
                                                                           ===============         ================

* Designated as exempt-interest dividends for federal income tax purposes.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

===============================================================================


1. Summary of Accounting Policies.

North Carolina Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced December 12, 1994. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

a) Valuation of Securities -
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

b) Federal  Income Taxes -
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

c) Dividends and Distributions -
Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

d) Use of Estimates  -
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

e) General -
Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (the Manager) at the annual rate of
 .40% of the Fund's average daily net assets.
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

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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================


2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .25% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During  the  year  ended  August  31,  1997,  the  Manager   voluntarily  waived
administration fees of $356,429.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $96,923 paid to Reich & Tang Services, L.P., an affiliate of the Manager, as servicing agent for the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $29.

3. Capital Stock.
At August 31, 1997, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $197,354,351. Transactions in capital stock, all at $1.00 per share, were as follows:



Class A                                                          Year                              Year
                                                                 Ended                             Ended
                                                           August 31, 1997                   August 31, 1996
                                                           ---------------                   ---------------

Sold...................................................        514,655,437                       500,625,735
Issued on reinvestment of dividends....................          2,802,982                         2,474,924
Redeemed...............................................   (    492,490,871)                 (    494,974,119)
                                                          ----------------                  ----------------
Net increase...........................................         24,967,548                         8,126,540
                                                          ================                  ================


There were no Class B shares transactions during the fiscal years ended August 31, 1997 and 1996 and no shares were outstanding as of August 31, 1997.

4. Sales of Securities.
Accumulated undistributed realized losses at August 31, 1997 amounted to $1,308. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire August 31, 2001.

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

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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

===============================================================================

5. Concentration of Credit Risk.
The Fund invests primarily in obligations of political subdivisions of the State of North Carolina and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 60% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.



6. Financial Highlights.


                                                                     Year Ended August 31,
                                                -------------------------------------------------------------
Class A
-------                                            1997         1996         1995         1994        1993
                                               ---------     --------     ---------    ---------    ------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year.......      $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                               ---------     --------     ---------    ---------    --------
Income from investment operations:
   Net investment income.................          0.028        0.029        0.030        0.018        0.019
Less distributions:
   Dividends from net investment
           income........................         (0.028)      (0.029)      (0.030)      (0.018)      (0.019)
                                               ---------     --------     --------     --------     --------
Net asset value, end of year.............      $   1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                               =========     ========     =========    =========    ========
Total Return.............................          2.82%        2.87%        3.04%        1.86%        1.94%
Ratios/Supplemental Data
Net assets, end of year (000)............      $ 197,353     $172,385     $ 164,256    $ 122,820    $  93,294
Ratios to average net assets:
   Expenses..............................          0.80%        0.80%        0.78%        0.75%        0.71%
   Net investment income.................          2.78%        2.82%        3.01%        1.85%        1.91%
   Management, shareholder servicing
     and administration fees waived .....          0.18%        0.20%        0.24%        0.29%        0.35%

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

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===============================================================================


6. Financial Highlights. (Continued)

                                                             December 12, 1994
Class B                                               (Commencement of Operations) to
------                                                          August 31, 1995
                                                                ---------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................      $    1.00
                                                                ---------
Income from investment operations:
   Net investment income..................................           0.024
Less distributions:
   Dividends from net investment income...................      (    0.024)
                                                                 ---------
Net asset value, end of period............................      $    1.00
                                                                =========
Total Return..............................................           3.48%*
Ratios/Supplemental Data
Net assets, end of period (000)...........................          -0-
Ratios to average net assets:
   Expenses...............................................           0.51%*
   Net investment income..................................           3.40%*
   Management and administration fees waived .............           0.20%*


*    Annualized

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
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NORTH CAROLINA DAILY MUNICIPAL INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT
===============================================================================

The Board of Directors and Shareholders
North Carolina Daily Municipal Income Fund, Inc.



We have audited the accompanying statement of net assets of North Carolina Daily Municipal Income Fund, Inc. as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlands information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of North Carolina Daily Municipal Income Fund, Inc. as of August 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



/s/ McGladrey & Pullen, LLP




New York, New York
September 30, 1997

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                    [This Page is Intentionally Left Blank.]





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

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-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------

North Carolina Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     811 Main Street
     Kansas City, Missouri 64105

Transfer Agent &
    Dividend Disbursing Agent
     Reich & Tang Services, L.P.
     600 Fifth Avenue
     New York, New York 10020

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
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NORTH
CAROLINA
DAILY
MUNICIPAL
INCOME
FUND, INC.






                                  Annual Report
                                 August 31, 1997



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